As filed with the Securities and Exchange Commission on April 12, 2018

File Nos. 033-12113

811-05028

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 313	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 429	☒

PIMCO Funds

(Exact name of Registrant as Specified in Charter)

650 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code

(866) 746-2606

Robert W. Helm, Esq. Douglas P. Dick, Esq. Dechert LLP 1900 K Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 650 Newport Center Drive Newport Beach, California 92660
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b)	☒ on (May 11, 2018) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 313 to the Registration Statement of PIMCO Funds (the “Trust” or the “Registrant”) incorporates by reference the prospectuses and Statement of Additional Information that are contained in the Trust’s Post-Effective Amendment No. 288, which was filed with the Securities and Exchange Commission on January 27, 2017. This Post-Effective Amendment No. 313 is filed solely for the purpose of designating May 11, 2018 as the new effective date of Post-Effective Amendment No. 288, the effectiveness of which was previously delayed pursuant to Post-Effective Amendment No. 289 to the Trust’s Registration Statement, as filed March 29, 2017, Post-Effective Amendment No. 290 to the Trust’s Registration Statement, as filed April 27, 2017, Post-Effective Amendment No. 291 to the Trust’s Registration Statement, as filed May 25, 2017, Post-Effective Amendment No. 293 to the Trust’s Registration Statement, as filed June 7, 2017, Post-Effective Amendment No. 294 to the Trust’s Registration Statement, as filed July 6, 2017, Post-Effective Amendment No. 296 to the Trust’s Registration Statement, as filed August 3, 2017, Post-Effective Amendment No. 299 to the Trust’s Registration Statement, as filed August 31, 2017, Post-Effective Amendment No. 300 to the Trust’s Registration Statement, as filed September 28, 2017, Post-Effective Amendment No. 302 to the Trust’s Registration Statement, as filed October 26, 2017, Post-Effective Amendment No. 305 to the Trust’s Registration Statement, as filed November 22, 2017, Post-Effective Amendment No. 306 to the Trust’s Registration Statement, as filed December 21, 2017, Post-Effective Amendment No. 308 to the Trust’s Registration Statement, as filed January 18, 2018, Post-Effective Amendment No. 310 to the Trust’s Registration Statement, as filed February 15, 2018, and Post-Effective Amendment No. 312 to the Trust’s Registration Statement, as filed March 15, 2018. This Post-Effective Amendment does not affect the currently effective prospectuses and Statement of Additional Information for the other series of the Trust’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 313 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 12th day of April, 2018.

PIMCO Funds
(Registrant)

By:
Peter G. Strelow*, President

*,**By:	/s/ BRENDAN C. FOX
Brendan C. Fox
as attorney-in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

	Trustee	April 12, 2018
Brent R. Harris**
	Trustee	April 12, 2018
George E. Borst**
	Trustee	April 12, 2018
Jennifer H. Dunbar**
	Trustee	April 12, 2018
Kym M. Hubbard**
	Trustee	April 12, 2018
Gary F. Kennedy**
	Trustee	April 12, 2018
Peter B. McCarthy**
	Trustee	April 12, 2018
Ronald C. Parker**
	Trustee and President (Principal Executive Officer)	April 12, 2018
Peter G. Strelow*, **
	Treasurer (Principal Financial and Accounting Officer)	April 12, 2018
Trent W. Walker*

*,**By:	/s/ BRENDAN C. FOX
Brendan C. Fox as attorney-in-fact

*	Pursuant to power of attorney filed with Post-Effective Amendment No. 284 to the Registration Statement No. 33-12113 on May 27, 2016.
**	Pursuant to power of attorney filed with Post-Effective Amendment No. 291 to the Registration Statement No. 33-12113 on May 25, 2017.